LEASES - Potential Variable Lease Cash Outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	$ 255	$ 240
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	70	60
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	107	92
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	56	52
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	$ 22	$ 36